Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,471,984	$ 2,915,470
Accounts receivable	1,937,261	1,260,453
Inventories	577,867	693,506
Deferred offering costs		763,611
Prepaid expenses and other current assets	3,071,216	833,238
TOTAL CURRENT ASSETS	7,058,328	6,466,278
NON-CURRENT ASSETS:
Operating lease right-of-use assets	13,576,694	13,921,825
Property and equipment, net	5,479,812	5,871,775
Long term security deposits	960,664	958,320
Prepayment for the software, equipment and product development	1,200,000
Long term debt investment	6,171,616
Long term loan to a third-party	2,021,452
Long term prepaid expenses	85,200	110,988
TOTAL NON-CURRENT ASSETS	29,495,438	20,862,908
TOTAL ASSETS	36,553,766	27,329,186
CURRENT LIABILITIES:
Short-term bank loan	413,474	434,959
Accounts payable	1,564,941	1,424,766
Taxes payable	20,338	130,727
Deferred revenue	7,114,127	6,958,160
Operating lease liabilities, current	2,145,319	1,770,398
Other current liabilities	1,012,041	1,014,452
TOTAL CURRENT LIABILITIES	12,456,628	13,532,067
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	11,970,348	12,620,070
TOTAL NON-CURRENT LIABILITIES	11,970,348	12,620,070
TOTAL LIABILITIES	24,426,976	26,152,137
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock, value
Additional paid-in capital	11,836,858	869,400
Statutory reserve	447,231	447,231
Retained earnings (Accumulated deficit)	100,918	(183,842)
Accumulated other comprehensive (loss) income	(270,607)	35,260
TOTAL SHAREHOLDERS’ EQUITY	12,126,790	1,177,049
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	36,553,766	27,329,186
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock, value	6,450	3,060
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock, value	5,940	5,940
Related Party
CURRENT LIABILITIES:
Due to a related party	$ 186,388	$ 1,798,605